Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Jul. 31, 2014	Apr. 30, 2014	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 21, 2017	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts								$ 83	$ 0
Provision for doubtful accounts								83	0
Estimated useful life of intangible assets		10 years
Intangible asset acquired		$ 101
Discount rate		10.00%
Capitalized costs	$ 380
Amortized period	60 months
Advertising and promotional costs				$ 70	$ 131	$ 248	$ 467	978	308
Research and development cost				5	80	$ 27	$ 89	$ 417	$ 145
Potentially dilutive common stock equivalents outstanding						1,034,740	1,216,096	1,281,736	1,083,082
Share based compensation						$ 227	$ 71	$ 306	$ 235
Deferred offering costs				0		0		95	108		$ 96
Cash in bank accounts				1,334	1,158	1,334	1,158	64	15	$ 923
FDIC coverage limit				250		250		250
Shipping and handling expenses				7	10	16	16
Accounts receivable								88
Amortization				53	$ 103	105	$ 165	349	395
Sale of product								61	48
Cost of goods sold								114
Right-of-use assets				$ 165		$ 165		192	$ 0
Operating lease liabilities								$ 192
Intangible assets, terms						Upon issuance of the patent, capitalized patent costs are reclassified from intangibles with indefinite lives to intangibles with finite lives and amortized on a straight-line basis over the shorter of the estimated economic life or the initial term of the patent, generally 20 years.
Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage								20.00%	21.00%
Research and Development Expense [Member]
Summary of Significant Accounting Policies (Textual)
Research and development cost									$ 150
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of fixed assets								3 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of fixed assets								7 years
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Potentially dilutive common stock equivalents outstanding						375,000	663,356	663,356	821,202
Options [Member]
Summary of Significant Accounting Policies (Textual)
Potentially dilutive common stock equivalents outstanding						659,740	555,740	618,380	261,880
Total Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage								20.00%
Customer Member
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts								$ 83
Accounts receivable								$ 83
Accounts receivable,percentage								94.00%
Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration credit risk,description									As of December 31, 2018, accounts receivable from a customer amounted to approximately 99% of total accounts receivable. The receivable was paid in full during the first quarter of 2019. As of December 31, 2019 the Company had amounts due from customer of $25 for open receivables and amounts due to customer of $25 for outstanding marketing invoices and returns. We have discussed a right of offset with a customer for the due to of $25 and due from of $25to $0.
Customer One [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage									21.00%
New standard adoption [Member]
Summary of Significant Accounting Policies (Textual)
Right-of-use assets								$ 236
Operating lease liabilities								$ 245
Patents [Member]
Summary of Significant Accounting Policies (Textual)
Intellectual property asset, fair value												$ 2,000
Estimated useful life of intangible assets		10 years
Intellectual Property [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of fixed assets		10 years
Estimated useful life of intangible assets			10 years